Business Combinations (Supplemental Pro Forma Earnings) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 CEA	Dec. 31, 2009 CEA
Business Acquisition [Line Items]
Acquisition costs related to CEA		$ 758	$ 218
Non recurring items not attributable to acquisition	$ 84,482	$ 5,375